Commitments (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 07, 2018	Sep. 30, 2020	Dec. 31, 2019
Commitments (Details) [Line Items]
Cash underwriting fee		$ 4,000,000	$ 4,000,000
Underwriting per value (in Dollars per share)		$ 0.35
Deferred underwriting fee	$ 7,000,000	$ 7,000,000	$ 7,000,000
Purchase price of merger agreement		$ 420,000,000
Closing merger, description		The Closing Merger Consideration was required to be comprised of a cash amount between $50,000,000 and $75,000,000, with the remainder of the Closing Merger Consideration comprised of the Company’s common stock, valued at $10.00 per share.
Shares issued (in Shares)		5,000,000
Percentage of founder shares		50.00%
Adjustment escrow account (in Shares)		100,000
Underwriting agreement, description			In addition, the underwriters are entitled to a deferred underwriting fee of $0.35 per Unit, or $7,000,000 in the aggregate
Founder Shares [Member]
Commitments (Details) [Line Items]
Shares issued (in Shares)		2,500,000
Holdback Share [Member]
Commitments (Details) [Line Items]
Description of merger agreement		(i) if the trading price of the Company’s common stock equals or exceeds $12.00 on any 20 trading days in any 30-day trading period (the “$12.00 Share Price Trigger”), then 2,500,000 Holdback Shares will be released to the Ittella Parent stockholders or (ii) if the trading price of the Company’s common stock equals or exceeds $14.00 on any 20 trading days in any 30-day trading period (each of such $14.00 trigger and the $12.00 Share Price Trigger, a “Share Price Trigger”), then 2,500,000 Holdback Shares will be released to the Ittella Parent stockholders. If a change in control occurs within the first three years after the Closing, all Holdback Shares not previously released will be released to the Ittella Parent stockholders. If the conditions to release of the Holdback Shares are not satisfied within the first three years of Closing, the Holdback Shares are forfeited.
Initial Public Offering [Member] | Founder Shares [Member]
Commitments (Details) [Line Items]
Business combination not transfer, description		(i) 1,250,000 Founder Shares held by it prior to six months after the Closing and (ii) 3,750,000 Founder Shares held by it prior to the earlier of (x) 12 months after the Closing, (y) the date on which the last sales price of common stock exceeds $12.00, subject to adjustment as provided therein and (z) the date on which the Company completes a transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, the holders of shares of common stock received as consideration in the Business Combination agreed not to transfer any of such shares held by them prior to six months after the Closing.